21. Minimum Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 51,688	$ 35,129
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	14.32%	9.81%
Tier 1 Capital (to Risk-Weighted Assets)	47,167	30,627
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	13.07%	8.55%
Tier 1 Capital (to Adjusted Total Assets)	47,167	30,627
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	7.78%	5.22%
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	28,875	28,650
Tier 1 Capital (to Risk-Weighted Assets)	14,437	14,325
Tier 1 Capital (to Adjusted Total Assets)	24,239	23,451
Highlands Union Bank [Member]
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	51,184	39,477
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	14.19%	11.03%
Tier 1 Capital (to Risk-Weighted Assets)	46,663	34,975
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	12.93%	9.77%
Tier 1 Capital (to Adjusted Total Assets)	46,663	34,975
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	7.71%	5.98%
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	28,861	28,626
Tier 1 Capital (to Risk-Weighted Assets)	14,430	14,313
Tier 1 Capital (to Adjusted Total Assets)	24,196	23,402
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	36,076	35,783
Tier 1 Capital (to Risk-Weighted Assets)	21,645	21,470
Tier 1 Capital (to Adjusted Total Assets)	$ 30,245	$ 29,253
Minimum [Member]
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	4.00%	4.00%
Minimum [Member] | Highlands Union Bank [Member]
For Capital Adequacy Purposes [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	4.00%	4.00%
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets)Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	6.00%	6.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.00%	5.00%